Label	Element	Value
Credit Suisse Volaris US Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000946110_SupplementTextBlock

CREDIT SUISSE OPPORTUNITY FUNDS
Credit Suisse Volaris US Strategies Fund
(the "Fund")

Supplement dated June 16, 2015
to the Summary Prospectus and Prospectus, each dated February 27, 2015

On May 27, 2015, the Board of Trustees of Credit Suisse Opportunity Funds (the "Board") approved certain changes to the principal investment strategies of the Fund. The Fund will no longer follow an index exposure strategy, closely tracking changes in the S&P 500 Index, but rather will pursue an actively managed equity strategy to generate attractive long-term total returns. The actively managed options strategies are not changing and continue in effect. In addition, the Fund's portfolio management team will be expanded. Christian Stauss, a Managing Director of Credit Suisse, will join Vivek Kapoor and Timothy Knowles, the current portfolio managers of the Fund.

The Fund's Summary Prospectus and Prospectus are updated as set out below. The changes described will take effect on or about August 31, 2015.

Changes to Principal Investment Strategies and Principal Risks

Risk/Return [Heading]	rr_RiskReturnHeading	Credit Suisse Volaris US Strategies Fund
Strategy [Heading]	rr_StrategyHeading	The first three paragraphs under the section entitled "Principal Investment Strategies" in the Summary Prospectus, the first three paragraphs under the section entitled "Credit Suisse Volaris US Strategies Fund — Summary — Principal Investment Strategies" in the Prospectus and the second, third and fourth paragraphs under the section entitled "The Funds in Detail — Goals and Strategies — Volaris US Strategies Fund" in the Prospectus are deleted in their entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to achieve its investment objective by pursuing an actively managed equity strategy, combined with actively managed options strategies. These strategies are intended to provide the fund with a portfolio that will generate attractive long-term total returns, while limiting downside risk and improving returns during periods of significant, extreme downward market movement.

To implement the equity strategy, the fund invests in equity securities, including common stock, preferred stock, depositary receipts, options, futures, rights and warrants, as well as exchange-traded funds ("ETFs") that invest in equity securities. Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in securities of U.S. issuers.

Credit Suisse actively manages the equity strategy pursuant to a process that employs a proprietary investment technique designed to identify companies with the potential to outperform. This process involves four primary components: (1) life cycle stage classification, (2) ranking, (3) fundamental analysis, and (4) securities selection. Credit Suisse starts by classifying companies according to life cycle stage (which Credit Suisse identifies as start-up, growth, cash cow, fading winner, restructuring, financials). A proprietary screening process is then used to identify and rank the companies within each life cycle stage in terms of relative attractiveness. The screening is based upon four themes: valuation (companies trading at a discount/premium to their theoretical values), quality (companies with generally high and stable levels of cash flow relative to their invested capital base), earnings momentum (companies with strong short-term earnings performance) and price momentum (companies with strong twelve-month price performance relative to a basket of regional peers). The data inputs used for these themes are derived from a framework developed by HOLT. HOLT is a Credit Suisse research group that has developed and maintains a global cash flow-based methodology for analyzing companies.

Credit Suisse then uses a bottom-up, fundamental analysis of the highlighted companies within each life cycle stage to identify companies that are expected to increase in price, while taking into account macroeconomic risks and other risk management considerations. The portion of the fund's investment portfolio managed pursuant to the equity strategy will generally consist of 50-70 positions selected by Credit Suisse, although the number can vary based on market conditions. The life cycle stage classification and rankings are reviewed weekly and portfolio holdings are rebalanced monthly. Credit Suisse generally holds a position until the investment process described above indicates that the position be reduced or eliminated. Credit Suisse may also reduce or eliminate a position held by the fund for a variety of reasons, such as to realize profits or take advantage of better investment opportunities.

The fund's options strategies consist of a return enhancement strategy and a tail risk hedging strategy. To implement the return enhancement strategy, the fund enters into call and put option spread transactions and, to a lesser extent, purchases call and put options. The goal of the return enhancement strategy is to increase the fund's returns by generating option premium income or buying options that increase in value. When Credit Suisse perceives option valuations to be expensive (which tends to occur when investors generally expect high market volatility), it will seek to increase the fund's returns through option premium income from short option spread transactions. In a short call option spread transaction, the fund will purchase call options with a strike price above the current value of the underlying reference asset or index ("out-of-the-money" call options) and sell a maximum of an equal number of out-of-the-money call options with a lower strike price than the call options purchased. In a short put option spread transaction, the fund will sell put options with a strike price below the current value of the underlying reference asset or index ("out-of-the-money" put options) and purchase a minimum of an equal number of out-of-the-money put options with a lower strike price than the put options sold. Using short spreads enables the fund to potentially limit losses on options sold short. When Credit Suisse perceives options valuations to be inexpensive (which tends to occur when investors generally expect low market volatility), it will seek to increase the fund's returns through the purchase of out-of-the-money call and put options. These options transactions are intended to generate gains for the fund, as the options are repriced higher, or, in the case of purchased call options, because the value of the options increase as the market moves higher, or, in the case of purchased put options, because the value of the options increase as the market moves lower. The extent of the fund's implementation of its return enhancement strategy will vary over time based on Credit Suisse's assessment of market conditions, pricing of options, related risks and other factors.

All references to the fund's "options overlay strategies" are changed to "options strategies."

Risk [Heading]	rr_RiskHeading	In the section entitled "Principal Risks of Investing in the Fund" in the Summary Prospectus and in the section entitled "Credit Suisse Volaris US Strategies Fund — Summary — Principal Risks of Investing in the Fund" in the Prospectus, the risk factor entitled "Index/Tracking Error Risk" is deleted, the risk factor entitled "Manager Risk" is added as set out below, and the risk factor entitled "Strategy Risk" is updated as set out below:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

MANAGER RISK

If the fund's portfolio managers make poor investment decisions, it will negatively affect the fund's performance. The fund also bears the risk that the investment techniques used by the portfolio managers will not be successful in identifying investments that will help the fund achieve its investment objective, causing the fund to underperform its benchmark or other funds with a similar investment objective.

STRATEGY RISK

The fund's options strategies can reduce the fund's ability to experience gains comparable to those of the broader equity market in a rising market and can cause the fund to experience losses greater than those of the broader equity market in a declining market. The option and option spread transactions on reference assets and indices other than the S&P 500 Total Return Index (a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market) used for the fund's tail risk hedging strategy may not correlate to the movement of the fund's portfolio holdings. As a result of the potential for such lack of correlation, the fund's tail risk hedging strategy may fail to achieve its goal of limiting the fund's downside risk during periods of significant, extreme equity market movement, causing the fund to be exposed to substantial losses during such periods.

In the section entitled "The Funds in Detail — Risk Factors" in the Prospectus, the risk factor entitled "Index/Tracking Error Risk" is deleted, the risk factor entitled "Manager/Model Risk" is added with respect to the Fund, and the risk factor entitled "Strategy Risk" is updated as set out below:

STRATEGY RISK

The fund's options strategies can reduce the fund's ability to experience gains comparable to those of the broader equity market in a rising market and can cause the fund to experience losses greater than those of the broader equity market in a declining market. The option and option spread transactions on reference assets and indices other than the S&P 500 Total Return Index (a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market) used for the fund's tail risk hedging strategy may not correlate to the movement of the S&P 500 Total Return Index. As a result of the potential for such lack of correlation, the fund's tail risk hedging strategy may fail to achieve its goal of limiting the fund's downside risk during periods of significant, extreme equity market movement, causing the fund to be exposed to substantial losses during such periods.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Shareholders should retain this supplement for future reference.